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Segall Bryant & Hamill Emerging Markets Fund
SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Investment Objective
The Segall Bryant & Hamill Emerging Markets Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Emerging Markets Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Emerging Markets Fund		Retail Class		Institutional Class
Management Fees		0.90%		0.90%
Distribution (12b-1) Fees		none		none
Shareholder service fee		0.25%		0.10%
All other expenses		1.03%		1.03%
Other Expenses	[1]	1.28%		1.13%
Total Annual Fund Operating Expenses		2.18%		2.03%
Fee Waiver and Expense Reimbursement		(0.80%)	[2]	(0.80%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.38%	[2]	1.23%	[3]
[1]	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
[2]	From December 9, 2019, until at least December 31, 2021, for the Fund's Retail Class, Segall Bryant & Hamill, LLC (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.38% for such period. This agreement may not be terminated or modified by the Adviser prior to December 31, 2021 without the approval of the Board of Trustees.
[3]	From December 9, 2019, until at least December 31, 2021, for the Fund's Institutional Class, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses(not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.23% for such period. This agreement may not be terminated or modified by the Adviser prior to December 31, 2021 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Emerging Markets Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	140	521	1,012	2,367
Institutional Class	125	475	935	2,210

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the portfolio turnover rate of the Segall Bryant & Hamill Emerging Markets Fund, a series portfolio of Investment Managers Series Trust that reorganized into the Fund on December 9, 2019 (the "IMST Predecessor Fund") was 107% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities, primarily common stock, of companies tied economically to emerging markets countries. The Fund's adviser considers emerging markets countries to be those countries included in the MSCI Emerging Markets Index, which, as of the date of the Fund's prospectus, consisted of Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. If the countries composing the MSCI Emerging Markets Index change, the Fund's adviser will similarly adjust its criteria to reflect any such change. The Fund's adviser considers a company to be tied economically to a particular country if: (i) it is organized under the laws of that country or maintains its principal offices or headquarters in that country; (ii) its securities are principally traded in that country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country, or has at least 50% of its assets in that country. The Fund will allocate its assets among various regions and countries. The Fund may invest in companies of any size market capitalization.

The Fund may purchase equity securities on exchanges where companies are located, and on exchanges other than where companies are domiciled (often traded as dual listed securities) or in the form of Depository Receipts, which include American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") or similar securities. The Fund may also purchase participatory notes (commonly known as "P-notes") issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. This type of investment allows the Fund to have exposure to foreign securities without trading directly in the local market. The Fund may use derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in the Fund's portfolio (e.g., cash flows and currency exposure). The Fund may also enter into forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it will not enter into such contracts for speculative purposes. Investments in P-notes, exchange-traded funds ("ETFs") or derivatives, such as swaps, options, futures and options on futures designed to provide exposure to emerging market indices, will be considered equity securities for purposes of meeting the Fund's 80% investment policy.

The Fund's adviser uses proprietary quantitative models to evaluate and select countries and securities. The Fund's adviser evaluates and selects securities based on value, momentum and profitability models. The Fund may engage in active and frequent trading.

Principal Risks of Investment in the Fund

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository's transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.

China Risk: Investments in Chinese issuers subject the Fund to risks specific to the China region. Political, social or economic disruptions in China and surrounding countries, even in countries in which the Fund is not invested, may adversely affect security values in China and thus the Fund's investments. At times, religious, cultural and military disputes within and outside China have caused volatility in the China securities markets and such disputes could adversely affect the value and liquidity of the Fund's investments. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. In addition, inflation, currency fluctuations and fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. Each of these risks could increase the Fund's volatility.

Country Risk: As of December 31, 2019, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China. Therefore, the Fund may be more affected by economic developments and currency fluctuations in this country.

Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund's Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected.

Derivatives Risk: Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. 'Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include but are not limited to illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk: Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Management and Strategy Risk: The value of your investment depends on the judgment of the Fund's adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Portfolio Turnover Risk: Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of October 31, 2019, 26.9% of the Fund's assets were invested in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulation of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk: Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Bar Chart and Performance Tables

The Fund acquired the assets of the Segall Bryant & Hamill Emerging Markets Fund, a series portfolio of Investment Managers Series Trust, on December 9, 2019, (the "IMST Predecessor Fund"). The IMST Predecessor Fund was also advised by Segall Bryant & Hamill, LLC. On October 30, 2015, the IMST Predecessor Fund acquired the assets and liabilities of the Philadelphia Emerging Markets Fund (the "Philadelphia Predecessor Fund") (together, with the IMST Predecessor Fund, the "Predecessor Funds").

For periods October 31, 2015, to December 9, 2019, performance results shown in the bar chart and the performance table below for the Fund's Retail Class shares and Institutional Class shares reflect the performance of the IMST Predecessor Fund. For periods prior to October 30, 2015, performance results shown in the bar chart and the performance table below for the Fund's Class I shares and Class A shares reflect the performance of the Philadelphia Predecessor Fund's Class IV shares and Class I shares, respectively.

For periods prior to December 9, 2019, performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Funds. Performance returns of the Fund will be different from the Predecessor Funds as they have different expenses. The Predecessor Funds' past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund and the Predecessor Funds' performance from year to year, and by showing how the Fund and the Predecessor Funds' average annual returns for one year, five years, and since inception compared with those of an unmanaged index of securities.

The Fund and the Predecessor Funds' past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Institutional Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Quarter Ended 3/31/2012 16.71%	Lowest Quarterly Return: Quarter Ended 9/30/2015 (17.40)%

Average Annual Total Returns (for the periods ended December 31, 2019)

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill Emerging Markets Fund	1 Year	5 Years	Since Inception	Inception Date
Retail Class	18.41%	5.26%	1.73%	Jun. 30, 2014	[1]
Institutional Class	18.81%	5.50%	1.94%	Jun. 30, 2011
Institutional Class | After Taxes on Distributions	18.22%	4.63%	0.93%	Jun. 30, 2011
Institutional Class | After Taxes on Distributions and Sales	11.74%	4.09%	1.24%	Jun. 30, 2011
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.42%	5.61%	2.13%
[1]	Retail Class (previously known as Class A of the IMST Predecessor Fund) started on June 30, 2014. The performance figures for Retail Class include the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.